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BELL, BOYD & LLOYD LLC                    THREE FIRST NATIONAL PLAZA
                                          70 WEST MADISON STREET, SUITE 3100
                                          CHICAGO, ILLINOIS 60602-4207
                                          312 372-1121  FAX  312 372-2098

                                          OFFICES IN CHICAGO
                                          AND WASHINGTON, D.C.

                                 March 1, 2005

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Ladies and Gentlemen:

                             CALAMOS ADVISORS TRUST
                       1933 ACT REGISTRATION NO. 333-72511
                       1940 ACT REGISTRATION NO. 811-09237

      On behalf of Calamos Advisors Trust (the "Trust"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended (the "1940 Act") post-effective amendment no. 6 to the Trust's registration statement under the Securities Act (the "Registration Statement"), which is also amendment no. 8 to the Trust's Registration Statement under the 1940 Act and each exhibit being filed with this amendment.

      REASON FOR AMENDMENT. This amendment is being filed pursuant to Rule 485(a) under the Securities Act as the Trust's annual amendment of its Form N-1A.

      EFFECTIVE DATE. This filing is being made pursuant to Rule 485(a)(1) under the Securities Act to become effective on May 1, 2005.

      COMMENTS. Please direct any comments on this filing to the undersigned at
(312) 807-4341 or to Alicia Perla at (312) 807-4318.

                                             Very truly yours,

                                             BELL, BOYD & LLOYD LLC

                                             By:       /s/ Kevin J. McCarthy
                                                   ---------------------------
                                                      Kevin J. McCarthy

Enclosures
Copy to Kevin Woodard, Esq.